Financial assets at amortized cost (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of financial assets [abstract]
Summary of Financial Assets at Amortized Cost

	December 31,
	2023	2022
	£000s	£000s
Current financial assets at amortized cost – U.S Treasury Bills	-	16,328
Total financial assets at amortized cost - current	-	16,328
Non-current financial assets at amortized cost	284	284
Total financial assets at amortized cost	284	16,612